LONG-TERM DEBT - 2016 Notes (Details) - 2016 Notes - USD ($) $ in Millions		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2016
LONG-TERM DEBT
Principal			$ 0.0	$ 350.0
Repayments of debt	$ 100.0
Interest rate	4.54%
Prepayment amount		$ 250.0